Average Annual Total Returns - FidelitySAIInflation-FocusedFund-PRO - FidelitySAIInflation-FocusedFund-PRO - Fidelity SAI Inflation-Focused Fund	Sep. 29, 2023
Fidelity SAI Inflation-Focused Fund | Return Before Taxes
Average Annual Return:
Past 1 year	9.10%
Since Inception	12.04%
Fidelity SAI Inflation-Focused Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.34%
Since Inception	6.97%
Fidelity SAI Inflation-Focused Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.57%
Since Inception	7.18%
DJ010
Average Annual Return:
Past 1 year	16.09%
Since Inception	10.57%	[1]

[1]	AFrom December 20, 2018.